Average Annual Total Returns{- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - K PRO-07 - Fidelity® Growth Company Fund	Fidelity Growth Company Fund-Class K Return Before Taxes Past 1 year	Fidelity Growth Company Fund-Class K Return Before Taxes Past 5 years	Fidelity Growth Company Fund-Class K Return Before Taxes Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	67.69%	26.38%	20.72%	38.26%	20.67%	16.93%